Share Capital - Schedule of Shares Issuable for Arrangement Options and Solaris Options (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Shares Issuable For Arrangement Options and Solaris Options [Abstract]
Balance, start of year		14,165,000	10,556,688
Granted		3,100,000	5,880,000
Exercised		(5,227,500)	(1,586,688)
Forfeited / Expired / Cancelled	[1]	(730,000)	(685,000)
Balance, end of year		11,307,500	14,165,000

[1]	Includes options cancelled as part of an exercise on a cashless basis.